CONVERTIBLE PROMISSORY NOTES - Interest Expense Recognized Related to Convertible Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Non-cash interest expense, including interest expenses associated with debt issuance costs	$ 9,648	$ 10,044	$ 4,759
2028 Convertible Notes | Convertible Notes
Debt Instrument [Line Items]
Contractual interest expense	249
Non-cash interest expense, including interest expenses associated with debt issuance costs	1,812
Interest expense	$ 2,061